Investments - Investment Income (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020
Net Investment Income [Line Items]
Other	$ 1	$ 1	$ (146)	$ 13
Investment expense	(14)	(13)	(30)	(26)
Net investment income	498	534	778	816
Fixed Maturities, FVO
Net Investment Income [Line Items]
Gross investment income	174	243	620	518
Equity securities, at fair value
Net Investment Income [Line Items]
Gross investment income	10	2	10	7
Mortgage loan
Net Investment Income [Line Items]
Gross investment income	32	45	74	92
Policy loans
Net Investment Income [Line Items]
Gross investment income	36	40	82	82
Limited partnerships and other alternative investments
Net Investment Income [Line Items]
Gross investment income	$ 259	$ 216	$ 168	$ 130